Flight Equipment Held for Operating Leases (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Summary of lease incentive amortization
2013	$ 8,010
2014	8,279
2015	7,739
2016	5,412
2017	3,728
Thereafter	3,254
Future amortization of lease incentives	$ 36,422